STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		3 Months Ended							9 Months Ended		12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss from operations			$ (1,378,292)			$ 4,586,784			$ (4,045,010)	$ 905,948	$ (291,706)	$ 282,712
Net (loss) income			$ (1,077,242)	$ (1,089,759)	$ (859,032)	$ 3,428,350	$ (540,089)	$ (2,034,074)	$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Basic weighted average shares outstanding (in shares)			6,208,935			6,055,564			6,208,922	5,847,020	5,923,559	5,000,000
Diluted weighted average shares outstanding (in shares)			6,208,935			6,055,564			6,208,922	5,847,020	5,923,559	5,000,000
Basic net income (loss) per common share (in dollars per share)			$ (0.17)			$ 0.57			$ (0.49)	$ 0.15	$ 0	$ 0.04
Diluted net income (loss) per common share (in dollars per share)			$ (0.17)			$ 0.57			$ (0.49)	$ 0.15	$ 0	$ 0.04
ROTH CH V HOLDINGS, INC.
Operating expenses	$ 1,383	$ 12,583	$ 11,200
Loss from operations	(1,383)	(12,583)	(11,200)
Net (loss) income	$ (1,383)	$ (12,583)	$ (11,200)
Basic weighted average shares outstanding (in shares)	1	1	1
Diluted weighted average shares outstanding (in shares)	1	1	1
Basic net income (loss) per common share (in dollars per share)	$ (1,383)	$ (12,583)	$ (11,200)
Diluted net income (loss) per common share (in dollars per share)	$ (1,383)	$ (12,583)	$ (11,200)